Related Party Transaction - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Related party receivable	$ 6,004		$ 5,253
Related party payable	94,022		84,364
Net related party transactions	23,300	$ 18,900
Restricted cash and cash equivalents	10,000		10,000
Management Stockholders [Member]
Related Party Transaction [Line Items]
Related party transaction, amount payable to management stockholders				$ 5,800
Description of settlement agreement with terminated employees				The settlement agreements includes a payable cash amount of $ 5,800, as a result of an employee relationship benefit and non competition and non disclosure agreement, out of which 50% was payable on July 1, 2018 or upon the occurrence of a liquidity event, which may result from the consummation of an initial public offering, or a capital injection among other conditions. As in September 20, 2017, the Company issued the initial public offering, the settlement was fully paid in December 2017.
Expedia [Member]
Related Party Transaction [Line Items]
Related party receivable	6,004		5,253
Related party payable	94,022		84,364
Net related party transactions	23,300		$ 18,900
Restricted cash and cash equivalents	$ 10,000